Income Taxes (Details) - Schedule of effective income tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of effective income tax rate [Abstract]
Income at U.S. statutory rate	$ (8,530)	$ 912
Income at U.S. statutory rate, percentage	21.00%	21.00%
State taxes, net of federal benefit	$ (2,578)	$ (1,583)
State taxes, net of federal benefit, percentage	6.35%	(36.45%)
Change in fair value	$ (2,627)	$ (14,047)
Change in fair value, percentage	6.47%	(323.39%)
Interest expense	$ 1,077	$ 1,410
Interest expense, percentage	(2.65%)	32.46%
Stock compensation	$ 70	$ 127
Stock compensation, percentage	(0.17%)	2.93%
Transaction costs	$ (664)	$ 0
Transaction costs , percentage	1.64%	0.00%
Permanent differences and other	$ 1	$ 6
Permanent differences and other, percentage	0.00%	0.13%
Valuation allowance	$ 13,251	$ 13,175
Valuation allowance, percentage	(32.62%)	303.32%
Income tax rate	$ 0	$ 0
Income tax rate, percentage	0.00%	0.00%